Government Grants And Assistance - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2024	Dec. 31, 2023
Government Assistance [Line Items]
Government assistance, amount		$ 0	$ 122,542
Government assistance amount for research and development		0	122,542
NRC-IRAP Specified Research And Development Funding Activities [Member]
Government Assistance [Line Items]
Percentage of reimburse assistance to support salary costs	80.00%
Percentage of reimburse assistance to support contractor fees	50.00%
Reimbursement assistance eligible maximum for salary and contractor costs	$ 553,185
Government assistance, amount		$ 0	$ 122,542